January 24, 2014

DREYFUS INVESTMENT FUNDS
Dreyfus/Standish Global Fixed Income Fund
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Supplement to Statement of Additional Information dated
February 1, 2013, as revised or amended March 1, 2013, May 1, 2013, June 14, 2013, July 1, 2013, September 23, 2013, October 1, 2013, November 1, 2013, January 1, 2014 and January 24, 2014

Dreyfus/Standish Global Fixed Income Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Shareholders of record at the close of business on December 6, 2013 will be asked to vote on certain changes to the funds' Fundamental Policies at a special meeting of shareholders to be held on or about February 13, 2014.  The proposed changes to the fund's Fundamental Policies described below will not be implemented without shareholder approval at the special meeting of shareholders.  If approved, the proposed changes will take effect on or about February 21, 2014 (the "Effective Date").

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Shareholders of record at the close of business on December 6, 2013 will be asked to vote on certain matters in connection with the implementation of proposed changes to the fund's investment objective and investment strategy at a special meeting of shareholders to be held on or about February 13, 2014, as described in the supplement to the fund's prospectus dated as of November 1, 2013 (the "ITEBF Prospectus Supplement").  The ITEBF Prospectus Supplement supersedes and replaces any contrary information in the SAI.  The fund will not change its investment strategy as described in the ITEBF Prospectus Supplement unless shareholders approve changing the fund's investment objective and its current policy with respect to the investment of 80% of its net assets.  If shareholders approve these proposals (together, the "Strategy Proposals"), the proposed changes to the fund's investment objective and investment strategy will take effect on the Effective Date.  In addition, the proposed changes to the fund's Fundamental Policies described below will not be implemented without shareholder approval of such changes at the special meeting of shareholders.  If approved, the proposed changes will take effect on the Effective Date.

On the Effective Date, subject to shareholder approval of the Strategy Proposals, Dreyfus/Standish Intermediate Tax Exempt Bond Fund will change its name to "Dreyfus Tax Sensitive Total Return Bond Fund," and references to Dreyfus/Standish Intermediate Tax Exempt Bond Fund throughout this SAI will be replaced with Dreyfus Tax Sensitive Total Return Bond Fund.

Dreyfus/The Boston Company Emerging Markets Core Equity Fund

Shareholders of record at the close of business on December 6, 2013 were asked to vote on certain matters in connection with the implementation of proposed changes to the fund's investment strategy at a special meeting of shareholders held on January 23, 2014, as described in the supplement to the fund's prospectus dated as of November 1, 2013 (the "EMCEF Prospectus Supplement").  The EMCEF Prospectus Supplement supersedes and replaces any contrary information in the SAI.  The proposed changes to the fund's Fundamental Policies described below were approved by shareholders at the special meeting of shareholders and will take effect on or about January 31, 2014 (the "EMCEF Effective Date").

On the EMCEF Effective Date, Dreyfus/The Boston Company Emerging Markets Core Equity Fund will change its name to "Dreyfus Diversified Emerging Markets Fund," and references to Dreyfus/The Boston Company Emerging Markets Core Equity Fund throughout this SAI will be replaced with Dreyfus Diversified Emerging Markets Fund.

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As of the EMCEF Effective Date, the following information supersedes and replaces any contrary information in the SAI:

The Dreyfus Diversified Emerging Markets Fund does not pay Dreyfus pursuant to the fund's Fund Accounting and Administrative Services Agreement with respect to any portion of the fund's assets allocated to investments in other investment companies in which the fund may invest.

As of the EMCEF Effective Date, the following information supplements the first paragraph in "Investments, Investment Techniques and Risks" in the SAI:

For Dreyfus Diversified Emerging Markets Fund, investments and investment techniques indicated below may be used by the fund and/or certain Underlying Funds in which it invests.

As of the EMCEF Effective Date, the following information and replaces any contrary information in footnote 10 in "Investments, Investment Techniques and Risks" in the SAI:

With regard to Dreyfus Diversified Emerging Markets Fund, the fund considers emerging markets to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index.

As of the EMCEF Effective Date, the following information supplements footnote 14 in "Investments, Investment Techniques and Risks" in the SAI:

For Dreyfus Diversified Emerging Markets Fund, includes contracts for difference.

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As of the Effective Date, (i) footnotes 2, 3, 7, 8 and 20 in the section of the SAI entitled "Investments, Investment Techniques and Risks" do not apply to Dreyfus Tax Sensitive Total Return Bond Fund and (ii) the last paragraph in footnote 8, the third paragraph in footnote 12, the last paragraph in footnote 13 and the entirety of footnote 18 in the section of the SAI entitled "Investments, Investment Techniques and Risks" are deleted; provided, however, that references related to the Strategy Proposals will only be affected if shareholders approve the Strategy Proposals.

As of the Effective Date, with respect to Dreyfus/Standish Global Fixed Income Fund, Dreyfus Tax Sensitive Total Return Bond Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund, and as of the EMCEF Effective Date, with respect to Dreyfus Diversified Emerging Markets Fund, and subject to shareholder approvals, as applicable, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

Fund	Equity Securities1	IPOs	U.S. Government Securities2	Corporate Debt Securities3	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓ (up to 35% of net assets)	✓ (up to 25% of net assets)	✓	✓

Fund	Variable and Floating Rate Securities5	Loans6	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
Dreyfus Tax Sensitive Total Return Bond Fund	✓	✓	✓	✓

Fund	Municipal Securities7	Funding Agreements	REITs	Money Market Instruments8
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓

Fund	Foreign Securities9	Emerging Markets10	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
Dreyfus Tax Sensitive Total Return Bond Fund	✓ (up to 15% of assets)	✓	✓	✓

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange- Traded Notes	Futures Transactions12	Options Transactions13
Dreyfus Tax Sensitive Total Return Bond Fund	✓	✓	✓		✓	✓

Fund	Foreign Currency Transactions16	Commodities	Short-Selling17	Lending Portfolio Securities	Borrowing Money18
Dreyfus/Standish Global Fixed Income Fund	✓		✓	✓	✓
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓	✓
Dreyfus/The Boston Company Small/Mid Cap Growth Fund	✓		✓	✓	✓

Fund	Borrowing Money for Leverage18	Reverse Repurchase Agreements19	Forward Commitments20	Forward Roll Transactions21	Illiquid Securities
Dreyfus Tax Sensitive Total Return Bond Fund			✓		✓

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The funds' board has approved, subject to shareholder approval as described above, changes to the funds' Fundamental Policies under the headings listed below in "Investment Restrictions—Fundamental Policies":

Fund(s)	Current Fundamental Policy	Proposed Fundamental Policy(ies) or Change
	The fund may not…	The fund may not…
1. Borrowing; Senior Securities
Dreyfus/Standish Global Fixed Income Fund
Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may (a) borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets to secure such borrowings, (b) enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.
Borrow money or issue any senior security, except to the extent permitted under the 1940 Act.
Dreyfus Tax Sensitive Total Return Bond Fund
Issue senior securities, borrow money or pledge or mortgage its assets, except that the fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

Dreyfus Diversified Emerging Markets Fund
Borrow money, except in amounts not to exceed 33-1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions.  For purposes of this Fundamental Policy, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.
Borrow money, except to the extent permitted under the 1940 Act.
2. Commodities
Dreyfus/Standish Global Fixed Income Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

Purchase or sell physical commodities, except that the fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices, and enter into swap agreements and other derivative instruments that are commodities or commodity contracts.

Dreyfus Tax Sensitive Total Return Bond Fund	Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts.
Dreyfus Diversified Emerging Markets Fund
Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

3. Issuer Diversification
Dreyfus/Standish Global Fixed Income Fund
With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.
(Remove Fundamental Policy)
Dreyfus Tax Sensitive Total Return Bond Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund
With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

5. Loans
Dreyfus/Standish Global Fixed Income Fund
Lend portfolio securities, except that the fund may lend its portfolio securities with a value up to 20% of its total assets (with a 10% limit for any borrower) and may enter into repurchase agreements with respect to 25% of the value of its net assets.

Lend any securities or make loans to others, except to the extent permitted under the 1940 Act.  For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the fund's Board.

Dreyfus Tax Sensitive Total Return Bond Fund	Lend portfolio securities, except that the fund may enter into repurchase agreements which are terminable within seven days.
Dreyfus Diversified Emerging Markets Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33-1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

6. Margin
Dreyfus/Standish Global Fixed Income Fund, Dreyfus Tax Sensitive Total Return Bond Fund, Dreyfus Diversified Emerging Markets Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).	(Remove Fundamental Policy)
7. Real Estate
Dreyfus/Standish Global Fixed Income Fund	Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.
Purchase or sell real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

Dreyfus Tax Sensitive Total Return Bond Fund
Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.

Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase real estate or real estate mortgage loans.
9. Other
Dreyfus Tax Sensitive Total Return Bond Fund
Invest more than an aggregate of 15% of the net assets of the fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.
(Change to Nonfundamental Policy)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase additional securities if the fund's borrowings exceed 5% of its net assets.	(Remove Fundamental Policy)

The board of Dreyfus Diversified Emerging Markets Fund has approved removing the fund's Nonfundamental Policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act as described under "Investment Restrictions—Nonfundamental Policies."